Short-term borrowings	12 Months Ended
Dec. 31, 2016
Short-term borrowings
Short-term borrowings

14.  Short-term borrowings

Short-term borrowings as of December 31, 2015 amounted to RMB3,040,209, which consisted of several bank borrowings denominated in RMB. All of these bank borrowings were repayable within one year. The weighted average interest rate for the outstanding borrowings as of December 31, 2015 was approximately 4.40%.

Short-term borrowings as of December 31, 2016 amounted to RMB8,333,317, which consisted of bank borrowings, recourse securitization debt, recourse refactoring debt and other financing activities denominated in RMB. All of these borrowings were repayable within one year. The weighted average interest rate for the outstanding borrowings as of December 31, 2016 was approximately 4.91%.